OTHER EXPENSES (INCOME) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Changes in asset retirement obligations at closed sites	$ 7.5	$ (9.8)
Write-down of assets	2.3	5.3
Other	8.5	3.7
Other expenses (income)	$ 18.3	$ (0.8)